Deferred revenues (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Balance beginning	R$ 6,894	R$ 2,326
Additions	(27,535)	12,188
Write-offs	(7,090)	(7,620)
Balance ending	R$ (27,731)	R$ 6,894